UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Balanced Fund®
Investment portfolio

September 30, 2007
unaudited

Common stocks — 64.47%	Shares		Market value (000)

INFORMATION TECHNOLOGY — 13.53%
Microsoft Corp.	43,500,000		$1,281,510
International Business Machines Corp.	10,500,000		1,236,900
Nokia Corp. (ADR)	30,900,000		1,172,037
Cisco Systems, Inc.[1]	25,200,000		834,372
Oracle Corp.[1]	32,200,000		697,130
Intel Corp.	19,400,000		501,684
Google Inc., Class A1	710,000		402,762
Hewlett-Packard Co.	7,800,000		388,362
Motorola, Inc.	18,700,000		346,511
QUALCOMM Inc.	6,000,000		253,560
Yahoo! Inc.[1]	8,750,000		234,850
Analog Devices, Inc.	5,325,366		192,565
Agilent Technologies, Inc.[1]	5,000,000		184,400
Dell Inc.[1]	6,000,000		165,600
EMC Corp.[1]	7,700,000		160,160
Automatic Data Processing, Inc.	3,250,000		149,273
Texas Instruments Inc.	3,000,000		109,770
Nortel Networks Corp., (CAD denominated)[1]	1,835,000		31,162
Nortel Networks Corp.[1]	700,000		11,886
			8,354,494

INDUSTRIALS — 9.62%
General Electric Co.	29,400,000		1,217,160
Northrop Grumman Corp.	8,735,000		681,330
Caterpillar Inc.	7,500,000		588,225
Deere & Co.	3,848,750		571,232
United Parcel Service, Inc., Class B	6,700,000		503,170
United Technologies Corp.	4,630,000		372,622
FedEx Corp.	3,500,000		366,625
Illinois Tool Works Inc.	5,000,000		298,200
Union Pacific Corp.	2,000,000		226,120
Emerson Electric Co.	4,000,000		212,880
Boeing Co.	2,000,000		209,980
Parker Hannifin Corp.	1,700,000		190,111
General Dynamics Corp.	2,100,000		177,387
Tyco International Ltd.	2,860,000		126,812
Southwest Airlines Co.	6,835,000		101,158
3M Co.	1,000,000		93,580
			5,936,592

FINANCIALS — 8.28%
Berkshire Hathaway Inc., Class A1	7,590		899,491
Wells Fargo & Co.	21,128,900		752,611
Fannie Mae	11,250,000		684,112
Citigroup Inc.	12,500,000		583,375
Bank of America Corp.	9,100,000		457,457
American International Group, Inc.	6,550,000		443,107
Washington Mutual, Inc.	9,500,000		335,445
Wachovia Corp.	5,150,000		258,272
Lincoln National Corp.	2,650,000		174,821
U.S. Bancorp	4,800,000		156,144
Freddie Mac	2,250,000		132,773
Société Générale	550,000		92,303
Marsh & McLennan Companies, Inc.	3,300,000		84,150
Fifth Third Bancorp	1,769,086		59,937
			5,113,998

HEALTH CARE — 7.62%
Eli Lilly and Co.	12,202,000		694,660
Merck & Co., Inc.	9,600,000		496,224
Medtronic, Inc.	8,500,000		479,485
Abbott Laboratories	8,500,000		455,770
Johnson & Johnson	6,450,000		423,765
Bristol-Myers Squibb Co.	10,250,000		295,405
Roche Holding AG	1,558,422		282,631
Pfizer Inc	10,300,000		251,629
Sanofi-Aventis	2,929,500		248,076
Wyeth	4,700,000		209,385
Aetna Inc.	3,400,000		184,518
CIGNA Corp.	3,000,000		159,870
Schering-Plough Corp.	5,000,000		158,150
Amgen Inc.[1]	2,500,000		141,425
Stryker Corp.	1,800,000		123,768
AstraZeneca PLC (ADR)	2,000,000		100,140
			4,704,901

ENERGY — 6.47%
Chevron Corp.	9,600,000		898,368
ConocoPhillips	8,760,000		768,865
Exxon Mobil Corp.	6,300,000		583,128
Schlumberger Ltd.	5,200,000		546,000
Occidental Petroleum Corp.	5,500,000		352,440
Royal Dutch Shell PLC, Class A (ADR)	3,500,000		287,630
TOTAL SA (ADR)	2,500,000		202,575
EnCana Corp.	3,000,000		185,838
Marathon Oil Corp.	3,000,000		171,060
			3,995,904

CONSUMER STAPLES — 5.89%
Coca-Cola Co.	15,250,000		876,417
Wal-Mart Stores, Inc.	17,700,000		772,605
Altria Group, Inc.	10,850,000		754,401
Walgreen Co.	11,000,000		519,640
Avon Products, Inc.	5,700,000		213,921
Unilever NV (New York registered)	4,500,000		138,825
PepsiCo, Inc.	1,800,000		131,868
H.J. Heinz Co.	2,750,000		127,050
Anheuser-Busch Companies, Inc.	2,000,000		99,980
			3,634,707

CONSUMER DISCRETIONARY — 5.25%
Target Corp.	10,350,000		657,949
Time Warner Inc.	22,500,000		413,100
Lowe’s Companies, Inc.	14,200,000		397,884
Carnival Corp., units	5,550,000		268,786
News Corp., Class A	11,500,000		252,885
Best Buy Co., Inc.	5,100,000		234,702
Koninklijke Philips Electronics NV	4,250,000		191,828
Magna International Inc., Class A	1,750,000		168,543
CBS Corp., Class B	4,500,000		141,750
Kohl’s Corp.[1]	2,250,000		128,993
Carnival PLC	2,555,000		121,897
Sony Corp.	2,200,000		106,770
Gannett Co., Inc.	2,400,000		104,880
Home Depot, Inc.	1,650,000		53,526
			3,243,493

TELECOMMUNICATION SERVICES — 3.16%
AT&T Inc.	16,237,500		687,009
Vodafone Group PLC	160,062,500		577,479
Sprint Nextel Corp., Series 1	18,500,000		351,500
Verizon Communications Inc.	7,500,000		332,100
			1,948,088

MATERIALS — 3.08%
E.I. du Pont de Nemours and Co.	8,500,000		421,260
Alcoa Inc.	9,548,200		373,526
International Paper Co.	9,500,000		340,765
Weyerhaeuser Co.	4,590,000		331,857
Bayer AG, non-registered shares	2,000,000		159,210
Rohm and Haas Co.	2,775,000		154,484
Dow Chemical Co.	2,800,000		120,568
			1,901,670

UTILITIES — 0.31%
Exelon Corp.	2,500,000		188,400

MISCELLANEOUS — 1.26%
Other common stocks in initial period of acquisition			777,005

Total common stocks (cost: $29,661,603,000)			39,799,252

Preferred stocks — 0.41%

FINANCIALS — 0.38%
Sumitomo Mitsui Banking Corp. 6.078%[2,3]	38,556,000		35,845
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[3]	34,900,000		33,229
Wachovia Capital Trust III 5.80%[3]	30,000,000		29,822
Banco Santander Central Hispano, SA 6.50%[4,5]	940,000		20,797
BAC Capital Trust XIII 6.094%[3]	19,340,000		18,108
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[2,3]	7,000,000		7,035
BNP Paribas Capital Trust 9.003% noncumulative trust[2,3]	6,000,000		6,614
Fannie Mae, Series O, 7.00%[2]	150,000		7,856
Fannie Mae, Series E, 5.10%	108,000		4,455
ING Capital Funding Trust III 8.439% noncumulative[3]	10,000,000		10,826
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	370,000		10,672
Aspen Insurance Holdings Ltd. 7.401% noncumulative[3]	395,000		9,295
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[2,3]	7,725,000		7,930
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	300,000		7,536
CIT Group Inc., Series B, 5.189%	70,000		6,871
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up2,3	5,000,000		6,713
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3]	5,500,000		5,906
RBS Capital Trust I 4.709% noncumulative trust[3,4]	4,500,000		4,108
			233,618

U.S. GOVERNMENT AGENCY SECURITIES — 0.02%
US AgBank 6.11%[2,3,4]	10,000,000		9,465

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition			9,025

Total preferred stocks (cost: $255,165,000)			252,108

	Shares or
Convertible securities — 0.04%	principal amount

FINANCIALS — 0.04%
Countrywide Financial Corp., Series A, 1.86% convertible debentures 2037[2,3]	$25,000,000		22,940
Fannie Mae, Series 2004-1, 5.375% convertible preferred	36		3,528

Total convertible securities (cost: $25,759,000)			26,468

	Principal amount
Bonds & notes — 27.61%	(000)

MORTGAGE-BACKED OBLIGATIONS[6]— 10.69%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$52,930		56,173
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000		45,851
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000		15,722
Fannie Mae 4.89% 2012[4]	30,000		28,833
Fannie Mae 4.00% 2015	24,522		23,913
Fannie Mae 5.00% 2018	20,193		19,903
Fannie Mae 5.00% 2018	3,902		3,846
Fannie Mae 5.00% 2018	2,239		2,205
Fannie Mae 5.50% 2018	20,424		20,470
Fannie Mae 11.00% 2018	528		608
Fannie Mae 5.50% 2019	3,635		3,643
Fannie Mae 5.50% 2020	50,802		50,790
Fannie Mae 11.00% 2020	193		213
Fannie Mae 6.00% 2021	11,271		11,426
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	18,238		17,668
Fannie Mae 10.50% 2022	361		405
Fannie Mae, Series 2001-4, Class NA, 11.897% 2025[3]	518		578
Fannie Mae 6.00% 2026	24,511		24,665
Fannie Mae 8.50% 2027	113		122
Fannie Mae 8.50% 2027	74		79
Fannie Mae 8.50% 2027	55		59
Fannie Mae 8.50% 2027	34		36
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,175		1,227
Fannie Mae 7.50% 2030	264		281
Fannie Mae 7.50% 2030	55		58
Fannie Mae 7.50% 2031	302		319
Fannie Mae 7.50% 2031	208		222
Fannie Mae, Series 2001-20, Class D, 11.074% 2031[3]	125		141
Fannie Mae 5.50% 2032	4,240		4,211
Fannie Mae 5.50% 2033	127,697		125,687
Fannie Mae 5.50% 2033	49,141		48,368
Fannie Mae 5.50% 2033	37,570		36,978
Fannie Mae 5.50% 2033	27,996		27,529
Fannie Mae 5.50% 2033	4,687		4,613
Fannie Mae 4.50% 2035	9,587		8,898
Fannie Mae 5.00% 2035	9,182		8,781
Fannie Mae 5.00% 2035	4,758		4,550
Fannie Mae 5.50% 2035	45,010		44,245
Fannie Mae 5.50% 2035	23,592		23,169
Fannie Mae 6.50% 2035	20,762		21,263
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	7,507		5,593
Fannie Mae 4.50% 2036	29,628		27,535
Fannie Mae 5.50% 2036	81,768		80,200
Fannie Mae 5.50% 2036	74,219		72,795
Fannie Mae 5.50% 2036	12,371		12,134
Fannie Mae 5.50% 2036	4,191		4,110
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	19,429		19,872
Fannie Mae 6.00% 2036	9,333		9,350
Fannie Mae 6.50% 2036	16,516		16,708
Fannie Mae 6.50% 2036	12,695		12,930
Fannie Mae 5.50% 2037	29,877		28,893
Fannie Mae 6.00% 2037	134,143		134,390
Fannie Mae 6.00% 2037[4]	29,190		28,988
Fannie Mae 6.50% 2037	74,957		75,736
Fannie Mae 6.50% 2037	29,743		30,090
Fannie Mae 6.50% 2037	4,929		4,980
Fannie Mae 6.50% 2037	3,279		3,313
Fannie Mae 7.00% 2037	59,570		61,509
Fannie Mae 7.00% 2037	58,611		60,079
Fannie Mae 7.00% 2037	20,750		21,282
Fannie Mae 7.00% 2037	15,800		16,205
Fannie Mae 7.00% 2037	14,828		15,208
Fannie Mae 7.00% 2037	11,239		11,520
Fannie Mae 7.00% 2037	7,700		7,892
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	802		831
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	734		767
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,030		1,075
Freddie Mac 8.50% 2008	—	*	—	*
Freddie Mac, Series SF02, Class GC, 2.64% 2009	2,771		2,755
Freddie Mac 4.00% 2015	42,677		40,421
Freddie Mac, Series 2310, Class B, 9.883% 2015[3]	191		212
Freddie Mac 5.00% 2018	21,352		21,032
Freddie Mac 10.00% 2018	438		497
Freddie Mac 8.50% 2020	314		338
Freddie Mac 8.50% 2020	27		30
Freddie Mac 6.00% 2021	22,566		22,863
Freddie Mac 6.00% 2026	29,935		30,137
Freddie Mac 6.00% 2026	21,858		22,006
Freddie Mac 6.00% 2026	16,541		16,653
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	4,163		4,347
Freddie Mac 5.00% 2035	49,481		47,316
Freddie Mac 5.00% 2035	48,048		45,946
Freddie Mac 5.00% 2035	14,118		13,507
Freddie Mac 5.00% 2035	4,626		4,426
Freddie Mac 5.50% 2035	23,778		23,316
Freddie Mac 5.50% 2035	23,422		22,967
Freddie Mac, Series 3061, Class PN, 5.50% 2035	17,720		17,782
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	21,476		15,818
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	15,241		10,934
Freddie Mac, Series 3233, Class PA, 6.00% 2036	37,343		37,900
Freddie Mac, Series 3318, Class JT, 5.50% 2037	35,625		35,264
Freddie Mac, Series 3312, Class PA, 5.50% 2037	26,663		26,393
Freddie Mac 6.00% 2037	485,816		486,520
Freddie Mac 6.00% 2037	59,841		59,921
Freddie Mac 6.00% 2037	51,750		51,825
Freddie Mac, Series 3272, Class PA, 6.00% 2037	29,140		29,589
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	3,869		3,762
Countrywide Alternative Loan Trust, Series 2005-20CB, Class 4-A-1, 5.25% 2020	33,373		32,733
Countrywide Alternative Loan Trust, Series 2006-J3, Class 3-A-1, 5.50% 2021[4]	20,570		20,198
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	11,470		11,335
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	60,719		60,792
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	22,484		21,499
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	19,702		19,721
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	19,283		19,304
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	16,226		16,438
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	15,878		15,533
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.983% 2035[3,4]	13,924		13,559
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	26,531		26,251
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035[4]	22,723		22,326
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035[4]	12,137		11,720
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	8,446		8,407
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	14,273		14,345
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	14,104		13,680
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.879% 2047[3]	38,088		37,789
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	8,345		8,113
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	16,263		15,814
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[4]	27,839		26,895
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	37,361		36,516
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	34,547		34,512
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	60,261		60,556
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.249% 2036[3]	26,173		26,492
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[4]	49,275		48,729
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[4]	56,425		56,952
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	5,442		5,290
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	12,650		12,301
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	2,539		2,549
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	2,125		2,130
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,321		2,330
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	3,148		3,228
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	23,875		23,910
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	8,677		8,579
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	3,796		3,791
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	28,300		29,308
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	17,450		17,143
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	40,865		41,911
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,4]	18,613		12,750
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585		17,051
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	20,675		21,348
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045		16,644
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	13,200		12,857
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000		9,905
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	13,000		12,680
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	5,000		4,808
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[3]	30,875		30,528
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	6,455		6,490
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	21,214		20,270
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	52,793		51,340
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	20,789		20,218
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033[3]	3,675		3,595
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	35,090		34,468
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.11% 2035[3]	30,000		29,350
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.662% 2036[3]	63,740		63,180
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037	7,706		7,596
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	14,165		14,029
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	2,350		2,318
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680		10,645
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[3]	63,000		62,724
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	16,161		15,898
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	15,000		14,895
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000		24,398
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	5,000		4,905
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.066% 2045[3]	20,375		20,752
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	34,265		33,944
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.933% 2036[3]	85,257		84,365
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[3]	49,462		49,342
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.973% 2037[3]	22,212		21,822
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	3,000		2,924
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[3]	24,730		24,520
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[3]	65,575		65,879
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	34,140		33,456
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750		31,973
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	27,000		26,855
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[3]	50,455		48,656
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[3]	42,123		40,921
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	37,152		35,794
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.64% 2037[3]	29,176		29,561
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	84,500		87,123
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 8.082% 2036[3]	4,000		4,154
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	3,098		3,100
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	68,200		68,724
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	25,718		25,568
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	65,800		64,578
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2,4]	10,200		9,964
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	7,550		7,416
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2,4]	10,000		9,714
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	6,904		6,712
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	4,341		4,290
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[3]	2,845		2,787
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.554% 2034[3]	11,771		11,609
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037[3]	53,357		52,242
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.391% 2045[3]	13,456		13,247
Banc of America Mortgage Securities Trust, Series 2004-5, Class 3-A-1, 4.50% 2019	78,835		75,329
Banc of America Mortgage Securities Trust, Series 2004-5, Class 3-A-2, 4.75% 2019	15,271		14,720
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350		4,470
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	45,753		47,534
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	9,354		9,240
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	23,175		22,816
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,4]	18,300		18,062
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,4]	20,000		19,552
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	12,000		11,459
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,4]	32,200		30,886
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	6,039		5,872
Lehman Mortgage Trust, Series 2006-2, Class 4-A1, 5.00% 2036	15,244		14,770
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.944% 2037[3]	40,267		40,612
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	16,748		17,205
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,500		20,215
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	248		248
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	53,934		56,016
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	44,517		43,286
Chase Mortgage Finance Trust, Series 2003-S4, Class II-A-1, 5.00% 2018	33,500		32,571
CHL Mortgage Pass-Through Trust, Series 2003-J1, Class 3-A-1, 5.00% 2018	18,026		17,527
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.468% 2033[3]	3,042		3,004
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.821% 2033[3]	11,531		11,420
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.625% 2035[3]	27,288		26,790
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.934% 2036[3]	15,316		15,458
Structured Asset Securities Corp., Series 2004-15, Class 2-A-1, 4.75% 2019	64,365		62,044
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	5,854		5,791
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[2,3,4]	1,217		1,316
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[2,4]	22,800		22,773
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,4]	31,000		30,954
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	15,000		14,853
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	42,678		42,602
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	21,279		21,396
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	8,905		8,737
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	13,205		13,776
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	38,000		37,723
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	30,421		30,464
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	28,791		28,604
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.115% 2033[3]	3,466		3,433
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.34% 2034[3]	22,025		21,391
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.965% 2034[3]	14,817		14,573
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3]	20,000		19,535
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000		4,315
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825		37,545
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	17,217		16,751
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	14,181		14,105
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[4]	41,587		41,664
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	24,999		25,231
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	3,100		3,105
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	24,706		25,735
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	33,778		32,841
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	8,656		8,426
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	8,945		8,850
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,4]	16,250		16,388
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2,4]	4,000		3,958
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2,4]	27,350		27,044
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2,4]	2,000		1,966
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	11,803		11,378
Banc of America Alternative Loan Trust, Series 2005-12, Class 5-A-1, 5.25% 2021	38,217		37,487
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000		9,954
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	29,618		29,015
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.847% 2036[3]	13,806		13,517
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.909% 2036[3]	24,600		24,537
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.651% 2036[3]	32,137		31,847
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.927% 2036[3]	31,818		31,720
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	31,940		31,406
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.391% 2035[3]	10,864		10,433
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	17,961		17,759
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	25,000		24,844
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	21,839		21,945
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-4, 4.623% 2041	21,190		20,472
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-2, 6.09% 2034	1,122		1,125
Morgan Stanley Dean Witter Capital I Trust, Series 2000-PRIN, Class C, 7.73% 2034[3,4]	7,435		8,179
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	7,595		7,702
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	2,549		2,490
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,278		9,387
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[2,4]	10,093		9,971
Citicorp Mortgage Securities, Inc., Series 2005-5, Class II-A-3, 5.00% 2020	18,243		17,740
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,717		3,929
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185		13,701
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,555		16,300
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	813		816
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	6,116		6,167
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810		9,155
Banc of America Funding Trust, Series 2004-3, Class 2-A-1, 4.75% 2019	14,185		13,674
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	13,072		12,651
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[2]	2,962		3,032
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[2]	7,750		8,124
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035[4]	10,775		10,819
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.321% 2030[3]	10,000		10,171
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	9,344		8,885
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[3]	8,615		8,575
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.926% 2036[3]	7,720		7,704
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	7,895		7,676
MASTR Asset Securitization Trust, Series 2003-9, Class 1-A-1, 5.00% 2018	7,446		7,240
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	5,860		6,065
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[3]	5,279		5,280
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.296% 2045[3,4]	5,407		5,129
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[2]	4,279		4,392
ABN AMRO Mortgage Group Corp., Series 2003-9, Class A-1, 4.50% 2018	3,968		3,791
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	3,524		3,575
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,630		3,513
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	3,000		3,139
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[2]	2,913		2,969
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	2,659		2,656
Government National Mortgage Assn. 9.00% 2009	294		297
Government National Mortgage Assn. 10.00% 2020	388		446
Government National Mortgage Assn. 10.00% 2021	676		780
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	1,365		1,362
Morgan Stanley Capital I Trust, Series 2003-IQ5, Class C, 5.285% 2038[3,4]	1,200		1,167
			6,598,810

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.43%
U.S. Treasury 2.625% 2008	25,000		24,766
U.S. Treasury 3.625% 2008[4,7]	25,787		25,757
U.S. Treasury 4.75% 2008	20,000		20,164
U.S. Treasury 5.625% 2008	250,000		252,228
U.S. Treasury 3.625% 2009	20,000		19,880
U.S. Treasury 4.50% 2009	100,000		100,812
U.S. Treasury 3.875% 2009[4,7]	381,039		388,895
U.S. Treasury 0.875% 2010[4,7]	21,991		21,260
U.S. Treasury 3.50% 2011[4,7]	29,921		31,243
U.S. Treasury 5.00% 2011	25,000		25,750
U.S. Treasury 2.00% 2012[4,7]	51,326		50,976
U.S. Treasury 3.00% 2012[4,7]	59,663		62,138
U.S. Treasury 3.375% 2012[4,7]	70,386		74,064
U.S. Treasury 3.625% 2013	10,000		9,690
U.S. Treasury 4.25% 2013	356,875		356,486
U.S. Treasury 9.25% 2016	65,000		86,338
U.S. Treasury 8.875% 2017	72,500		96,651
U.S. Treasury 7.875% 2021	48,000		62,272
U.S. Treasury 6.25% 2023	88,500		101,679
U.S. Treasury 2.375% 2025[4,7]	55,253		55,861
U.S. Treasury 6.875% 2025	183,000		225,776
U.S. Treasury 6.00% 2026	77,000		87,239
U.S. Treasury 5.25% 2029	21,000		22,024
U.S. Treasury 4.50% 2036	77,660		73,643
Freddie Mac 4.875% 2008	14,575		14,591
Freddie Mac 5.75% 2010	€3,000		4,433
Freddie Mac 5.25% 2011	$368,750		377,891
Fannie Mae 6.00% 2011	83,000		87,041
Fannie Mae 5.25% 2012	100,000		101,886
Fannie Mae 6.25% 2029	81,625		91,667
Fannie Mae 7.25% 2030	4,000		5,036
Federal Home Loan Bank 5.125% 2013	65,000		66,047
Federal Home Loan Bank 5.625% 2016	163,050		167,552
Federal Agricultural Mortgage Corp. 4.25% 2008	64,500		64,222
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	68,500		69,145
CoBank ACB 6.294% 2022[2,3]	18,500		18,552
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[6]	8,350		8,180
			3,351,835

FINANCIALS — 4.35%
Washington Mutual, Inc. 5.55% 2010	15,000		14,938
Washington Mutual, Inc. 5.00% 2012	4,000		3,869
Washington Mutual, Inc. 5.51% 2012[3]	17,000		16,201
Washington Mutual, Inc. 6.094% 2012[3]	20,000		19,158
Washington Mutual Bank 5.93% 2013[3]	5,000		4,768
Washington Mutual Bank, FA, Series 16, 5.125% 2015	17,500		16,324
Washington Mutual, Inc. 5.25% 2017	25,000		22,985
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[2,3]	129,100		118,550
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[2,3]	30,900		29,004
AIG SunAmerica Global Financing VII 5.85% 2008[2]	7,750		7,777
International Lease Finance Corp. 5.00% 2010	5,000		4,982
American General Finance Corp., Series J, 5.80% 2011[3]	10,000		9,902
American General Finance Corp., Series I, 4.875% 2012	10,000		9,673
International Lease Finance Corp. 5.00% 2012	10,000		9,768
International Lease Finance Corp., Series R, 5.40% 2012	7,500		7,443
International Lease Finance Corp., Series R, 5.625% 2013	10,000		9,927
American General Finance Corp., Series I, 5.85% 2013	10,000		9,987
International Lease Finance Corp. 5.875% 2013	12,100		12,162
International Lease Finance Corp., Series R, 5.65% 2014	16,000		15,843
American General Finance Corp., Series I, 5.40% 2015	7,500		7,194
American General Finance Corp., Series J, 6.50% 2017	31,250		31,703
ILFC E-Capital Trust II 6.25% 2065[2,3]	17,930		17,310
American International Group, Inc., Series A-1, 6.25% 2087[3]	12,010		11,344
J.P. Morgan Chase & Co. 4.891% 2015[3]	20,000		19,690
Bank One Corp. 4.90% 2015	12,000		11,401
JPMorgan Chase Bank NA 6.00% 2017	15,500		15,679
JPMorgan Chase Capital XXI, Series U, 6.309% 2037[3]	10,000		8,942
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	15,400		15,473
JPMorgan Chase Capital XX, Series T, 6.55% 2066	10,665		9,993
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	14,865		14,658
Residential Capital Corp. 7.46% 2009[3]	20,000		17,025
Residential Capital Corp. 7.375% 2010[3]	30,000		24,915
Residential Capital Corp. 7.00% 2011[3]	15,000		12,234
Residential Capital Corp. 7.50% 2013[3]	35,250		28,495
BankAmerica Capital III, BankAmerica Corp., Series 3, 5.93% 2027[3]	22,500		20,306
MBNA Global Capital Funding, Series B, 6.156% 2027[3]	18,000		16,951
Bank of America Corp. 6.50% 2037	38,000		39,568
Kimco Realty Corp., Series C, 4.82% 2011	15,000		14,640
Kimco Realty Corp. 6.00% 2012	2,750		2,806
Kimco Realty Corp., Series C, 4.82% 2014	13,000		12,378
Kimco Realty Corp., Series C, 5.783% 2016	14,000		13,680
Kimco Realty Corp. 5.70% 2017	21,180		20,511
Liberty Mutual Group Inc. 6.50% 2035[2]	23,015		21,059
Liberty Mutual Group Inc. 7.50% 2036[2]	25,350		26,062
Liberty Mutual Group Inc. 7.697% 2097[2]	16,885		16,420
CIT Group Inc. 5.50% 2007	10,000		9,977
CIT Group Inc. 4.00% 2008	4,000		3,955
CIT Group Inc. 6.875% 2009	11,500		11,556
CIT Group Inc. 5.64% 2011[3]	5,000		4,624
CIT Group Inc. 5.40% 2013	31,000		29,106
CIT Group Inc. 6.10% 2067[3]	5,000		4,133
XL Capital Finance (Europe) PLC 6.50% 2012	3,015		3,130
Mangrove Bay Pass Through Trust 6.102% 2033[2,3]	57,885		53,868
XL Capital Ltd., Series E, 6.50% (undated)[3]	5,875		5,497
Lincoln National Corp. 5.65% 2012	22,250		22,376
Lincoln National Corp. 7.00% 2066[3]	38,583		39,827
Capital One Bank 4.875% 2008	20,000		19,950
Capital One Financial Corp. 6.004% 2009[3]	15,000		14,910
Capital One Financial Corp. 6.15% 2016	20,000		19,543
Simon Property Group, LP 4.875% 2010	20,000		19,765
Simon Property Group, LP 4.875% 2010	5,500		5,447
Simon Property Group, LP 5.375% 2011	5,000		4,990
Simon Property Group, LP 5.875% 2017	22,165		21,710
Developers Diversified Realty Corp. 3.875% 2009	16,500		16,243
Developers Diversified Realty Corp. 4.625% 2010	23,150		22,839
Developers Diversified Realty Corp. 5.50% 2015	13,000		12,377
Countrywide Financial Corp., Series B, 5.80% 2012	39,355		36,924
Countrywide Financial Corp., Series B, 5.80% 2012[3]	15,000		13,981
CNA Financial Corp. 5.85% 2014	25,000		24,726
CNA Financial Corp. 6.50% 2016	16,000		16,263
CNA Financial Corp. 7.25% 2023	8,000		8,291
Household Finance Corp. 4.125% 2009	20,000		19,503
Household Finance Corp. 4.75% 2009	7,500		7,455
Household Finance Corp. 6.75% 2011	5,000		5,219
Household Finance Corp. 6.375% 2012	13,000		13,465
Midland Bank 5.625% Eurodollar note (undated)[3]	4,000		3,260
Fifth Third Capital Trust IV 6.50% 2067[3]	50,500		48,580
PRICOA Global Funding I 4.20% 2010[2]	11,000		10,844
Prudential Financial, Inc., Series D, 5.50% 2016	14,000		13,705
Prudential Holdings, LLC, Series C, 8.695% 2023[2,6]	19,500		23,995
BNP Paribas 7.195% (undated)[2,3]	48,000		47,887
PNC Funding Corp. 5.558% 2014[3]	15,000		14,588
PNC Funding Corp., Series II, 6.113% (undated)[2,3]	15,200		14,580
PNC Funding Corp., Series I, 6.517% (undated)[2,3]	15,000		15,072
Barclays Bank PLC 5.926% (undated)[2,3]	15,535		14,764
Barclays Bank PLC 7.434% (undated)[2,3]	25,440		27,083
ERP Operating LP 4.75% 2009	6,730		6,688
ERP Operating LP 5.375% 2016	25,000		23,455
ERP Operating LP 5.75% 2017	12,000		11,488
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	20,000		19,284
Westfield Group 5.70% 2016[2]	23,000		22,287
UniCredito Italiano SpA 5.584% 2017[2,3]	40,000		40,371
Hospitality Properties Trust 6.75% 2013	18,345		18,973
Hospitality Properties Trust 6.30% 2016	6,500		6,389
Hospitality Properties Trust 6.70% 2018	15,000		14,940
TuranAlem Finance BV 8.50% 2015[4]	26,250		24,413
TuranAlem Finance BV 8.25% 2037[2]	15,000		13,125
iStar Financial, Inc. 5.375% 2010	8,250		7,949
iStar Financial, Inc. 6.05% 2015	11,000		10,201
iStar Financial, Inc. 5.875% 2016	20,000		17,928
Glen Meadow Pass Through Trust 6.505% 2067[2,3,4]	36,750		35,661
Citigroup Inc. 4.125% 2010	20,000		19,654
Citigroup Inc. 5.125% 2011	15,000		14,983
Royal Bank of Scotland Group PLC 6.99% (undated)[2,3]	26,550		27,095
National Westminster Bank PLC 7.75% (undated)[3]	7,000		7,013
American Express Centurion Bank 6.00% 2017	16,000		15,949
American Express Co. 6.15% 2017	10,000		10,110
American Express Co. 6.80% 2066[3]	7,500		7,699
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[2,3]	32,750		32,750
ACE INA Holdings Inc. 5.875% 2014	30,000		30,238
Lehman Brothers Holdings Inc. 6.50% 2017	24,000		24,366
Lehman Brothers Holdings Inc. 6.875% 2037	4,000		3,980
Monumental Global Funding III 5.56% 2014[2,3]	29,000		28,236
ProLogis 5.50% 2012	15,000		14,844
ProLogis 5.625% 2015	13,030		12,508
Capmark Financial Group, Inc. 5.875% 2012[2]	28,400		25,890
Capmark Financial Group, Inc. 6.30% 2017[2]	1,300		1,133
Santander Issuances, SA Unipersonal 5.805% 2016[2,3]	20,000		20,273
Abbey National PLC 6.70% (undated)[3]	5,790		5,857
HBOS PLC, Series B, 5.92% (undated)[2,3]	24,000		21,747
Bank of Scotland 7.00% (undated)[2,3]	4,225		4,235
Lazard Group LLC 7.125% 2015	25,500		25,793
ZFS Finance (USA) Trust V 6.50% 2067[2,3]	26,590		25,752
HSBK (Europe) B.V. 7.25% 2017[2]	27,920		24,849
US Bank National Assn. 4.40% 2008	25,000		24,798
Allstate Financial Global Funding LLC 4.25% 2008[2]	6,975		6,927
Allstate Corp., Series B, 6.125% 2067[3]	17,525		17,213
QBE Capital Funding II LP 6.797% (undated)[2,3]	24,470		24,036
AXA SA 6.379% (undated)[2,3]	24,275		21,955
American Honda Finance Corp. 5.125% 2010[2]	20,500		20,800
Assurant, Inc. 5.625% 2014	20,000		19,562
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000		17,946
Merrill Lynch & Co., Inc. 6.11% 2037	19,000		17,942
Ambac Financial Group, Inc. 6.15% 2087[3]	20,000		17,310
Downey Financial Corp. 6.50% 2014[4]	16,880		16,031
Zions Bancorporation 6.00% 2015	15,000		15,090
State Street Capital Trust IV 6.694% 2077[3]	16,000		14,540
Catlin Insurance Ltd. 7.249% (undated)[2,3]	15,385		14,535
Resona Bank, Ltd. 5.85% (undated)[2,3]	15,000		14,130
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	14,000		13,695
Principal Life Insurance Co. 3.20% 2009	14,000		13,681
North Front Pass Through Trust 5.81% 2024[2,3]	10,000		9,745
Nationwide Mutual Insurance Co. 7.875% 2033[2]	3,425		3,893
United Dominion Realty Trust, Inc. 6.50% 2009	7,375		7,614
United Dominion Realty Trust, Inc. 5.00% 2012	6,000		5,911
New York Life Global Funding 3.875% 2009[2]	13,500		13,407
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[3]	12,975		12,749
Brandywine Operating Partnership, LP 5.75% 2012	5,250		5,216
Brandywine Operating Partnership, LP 5.70% 2017	8,025		7,515
SLM Corp., Series A, 3.95% 2008	7,500		7,357
SLM Corp., Series A, 4.50% 2010	5,500		5,152
Chubb Corp. 6.375% 2037[3]	12,440		12,388
Federal Realty Investment Trust 6.125% 2007	4,000		4,000
Federal Realty Investment Trust 4.50% 2011	8,500		8,288
Standard Chartered Bank 6.40% 2017[2]	10,800		10,836
Charles Schwab Corp., Series A, 6.375% 2017	10,000		9,945
Travelers Property Casualty Corp. 5.00% 2013	10,000		9,786
ING Groep NV 5.775% (undated)[3]	10,300		9,747
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,3]	10,000		9,320
Nationwide Financial Services, Inc. 6.75% 2067[3]	9,040		8,744
Silicon Valley Bank 5.70% 2012	8,000		7,991
City National Corp. 5.125% 2013	7,000		6,763
Genworth Financial, Inc. 6.15% 2066[3]	5,000		4,683
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[2,3]	4,000		4,093
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[2,3]	4,200		3,944
Bank of Nova Scotia 5.563% 2085[3,4]	4,000		3,080
Den Norske CreditBank 5.813% (undated)[3]	3,000		2,415
Lloyds TSB Group PLC 6.267% (undated)[2,3]	2,100		1,924
Canadian Imperial Bank of Commerce 5.563% Eurodollar note 2085[3,4]	1,600		1,192
			2,685,701

ASSET-BACKED OBLIGATIONS[6]— 1.97%
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[2,3]	13,366		13,345
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	23,130		22,929
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	18,580		18,441
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	47,500		47,537
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[2]	18,750		18,879
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	23,400		23,287
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	8,000		7,850
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	49,500		49,184
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA insured, 2.87% 2011	8,143		8,110
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	20,880		20,913
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000		20,212
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	14,225		14,321
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	15,000		15,103
World Omni Auto Receivables Trust, Series 2006-B, Class A-4, 5.12% 2012	62,000		62,107
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	49,425		48,884
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	12,500		12,875
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[2,4]	3,700		3,654
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[2]	4,395		4,335
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	18,000		17,998
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	9,000		9,023
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2]	9,000		8,902
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[2]	17,000		17,069
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[3]	13,000		12,175
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[3]	10,000		9,838
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[3]	24,000		23,273
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	10,000		9,952
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.564% 2034[3]	34,977		33,993
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2]	36,230		35,655
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[3,4]	36,304		34,489
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[3]	4,502		4,436
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	14,053		13,876
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	14,000		13,869
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	31,050		31,119
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2]	29,550		29,366
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 5.681% 2034[3,4]	28,845		27,114
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	26,540		26,635
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	25,750		25,758
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	25,500		25,261
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	8,743		8,660
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076		16,108
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	7,185		7,154
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	10,000		9,814
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	7,824		7,505
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.731% 2033[3,4]	191		185
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	24,000		24,263
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	20,250		19,997
Honda Auto Receivables Owner Trust, Series 2005-4, Class A-4, 4.60% 2010	20,000		19,835
American Express Credit Account Master Trust, Series 2005-5, Class A, 5.793% 2013[3]	19,500		19,357
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	19,125		19,191
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[2,3]	18,607		18,581
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.631% 2034[3]	16,954		16,498
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[2]	16,387		16,267
Residential Asset Mortgage Products, Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3,4]	7,814		7,370
Residential Asset Mortgage Products, Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	8,880		8,489
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	14,872		14,599
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 5.803% 2014[3]	15,000		14,539
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 5.803% 2015[2,3,4]	15,000		14,484
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 5.903% 2037[3]	14,762		14,363
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	14,250		14,199
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 6.053% 2019[2,3,4]	14,253		14,004
Chase Credit Card Owner Trust, Series 2003-4, Class B, 6.403% 2016[3]	14,000		13,954
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 5.661% 2034[3,4]	14,117		13,340
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[3]	10,000		9,091
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	8,673		8,601
Home Equity Asset Trust, Series 2004-2, Class M-1, 5.661% 2034[3,4]	7,984		7,585
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 6.253% 2013[3]	7,000		6,960
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	743		739
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	5,390		5,362
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.401% 2034[3]	276		276
CWABS, Inc., Series 2004-BC1, Class M-1, 5.631% 2034[3,4]	5,581		5,023
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[3]	5,125		5,024
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.531% 2034[3]	2,115		2,096
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.731% 2034[3,4]	1,972		1,696
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.472% 2036[3]	3,933		3,673
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[3]	3,000		2,805
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	2,140		2,148
			1,215,602

TELECOMMUNICATION SERVICES — 1.15%
SBC Communications Inc. 4.125% 2009	10,000		9,842
SBC Communications Inc. 6.25% 2011	15,000		15,447
AT&T Wireless Services, Inc. 7.875% 2011	12,170		13,178
BellSouth Corp. 4.75% 2012	22,250		21,666
AT&T Wireless Services, Inc. 8.125% 2012	39,230		43,542
SBC Communications Inc. 5.10% 2014	15,000		14,536
SBC Communications Inc. 5.625% 2016	59,300		58,896
BellSouth Capital Funding Corp. 7.875% 2030	51,500		59,695
AT&T Corp 8.00% 2031[3]	15,000		18,305
SBC Communications Inc. 6.45% 2034	40,000		40,698
AT&T Inc. 6.50% 2037	45,000		46,555
Verizon Global Funding Corp. 7.25% 2010	30,000		31,892
Verizon Communications Inc. 5.50% 2017	65,980		64,767
Verizon Global Funding Corp. 7.75% 2030	11,450		13,282
Verizon Communications Inc. 6.25% 2037	50,000		50,452
Nextel Communications, Inc., Series E, 6.875% 2013	54,913		55,181
Nextel Communications, Inc., Series D, 7.375% 2015	35,092		35,694
Sprint Capital Corp. 8.75% 2032	20,000		22,997
Telecom Italia Capital SA 5.25% 2015	30,500		29,001
Telecom Italia Capital SA 7.20% 2036	26,000		27,601
France Télécom 7.75% 2011[3]	10,000		10,757
Singapore Telecommunications Ltd. 6.375% 2011[2]	10,000		10,479
CenturyTel, Inc., Series N, 6.00% 2017	9,500		9,430
Embarq Corp. 6.738% 2013	7,500		7,807
			711,700

CONSUMER DISCRETIONARY — 1.13%
Time Warner Inc. 5.73% 2009[3]	10,000		9,887
AOL Time Warner Inc. 6.875% 2012	49,750		52,253
AOL Time Warner Inc. 7.625% 2031	29,375		32,042
Time Warner Inc. 6.50% 2036	20,000		19,357
Comcast Cable Communications, Inc. 6.875% 2009	3,000		3,084
Comcast Corp. 5.45% 2010	25,000		25,224
Comcast Corp. 5.85% 2015	13,000		12,913
TCI Communications, Inc. 8.75% 2015	2,670		3,100
Comcast Corp. 6.30% 2017	10,000		10,183
Comcast Corp. 6.45% 2037	16,500		16,342
Comcast Corp. 6.95% 2037	32,000		33,696
Cox Communications, Inc. 4.625% 2010	25,000		24,717
Cox Communications, Inc. 7.75% 2010	15,000		15,996
Cox Communications, Inc. 5.45% 2014	15,500		15,059
DaimlerChrysler North America Holding Corp. 4.75% 2008	10,000		9,973
DaimlerChrysler North America Holding Corp., Series E, 6.053% 2009[3]	14,000		13,913
DaimlerChrysler North America Holding Corp. 7.75% 2011	13,160		14,109
DaimlerChrysler North America Holding Corp. 6.50% 2013	14,155		14,696
Toll Brothers Finance Corp. 5.95% 2013	2,760		2,543
Toll Brothers, Inc. 4.95% 2014	42,797		37,571
Toll Brothers, Inc. 5.15% 2015	14,290		12,257
Centex Corp. 5.70% 2014	2,900		2,595
Centex Corp. 5.25% 2015	37,030		31,550
Centex Corp. 6.50% 2016	15,780		14,416
Viacom Inc. 5.75% 2011	47,000		47,493
Federated Retail Holdings, Inc. 5.35% 2012	2,100		2,061
Federated Retail Holdings, Inc. 5.90% 2016	31,890		30,571
News America Holdings Inc. 9.25% 2013	17,500		20,290
News America Inc. 5.30% 2014	8,750		8,525
Clear Channel Communications, Inc. 4.625% 2008	15,000		14,892
Chancellor Media Corp. of Los Angeles 8.00% 2008	9,500		9,657
Pulte Homes, Inc. 7.875% 2011	10,000		9,582
Pulte Homes, Inc. 5.20% 2015	10,000		8,350
Pulte Homes, Inc. 7.875% 2032	5,000		4,329
Omnicom Group Inc. 5.90% 2016	20,000		19,927
Johnson Controls, Inc. 5.50% 2016	18,000		17,757
Harrah’s Operating Co., Inc. 5.50% 2010	14,375		13,809
Harrah’s Operating Co., Inc. 6.50% 2016	3,500		2,857
Seminole Tribe of Florida 5.798% 2013[2,6]	15,000		15,161
D.R. Horton, Inc. 5.625% 2014	4,250		3,618
D.R. Horton, Inc. 6.50% 2016	11,844		10,390
MDC Holdings, Inc. 5.50% 2013	5,000		4,706
MDC Holdings, Inc. 5.375% 2014	4,730		4,298
Limited Brands, Inc. 6.90% 2017	8,840		8,898
Carnival Corp. 3.75% 2007	5,000		4,991
J.C. Penney Corp., Inc. 5.75% 2018	5,000		4,809
Ryland Group, Inc. 5.375% 2012	2,750		2,556
			697,003

INDUSTRIALS — 0.77%
General Electric Co. 5.00% 2013	23,000		22,825
General Electric Capital Corp., Series A, 5.625% 2017	29,000		29,047
General Electric Capital Corp., Series A, 5.63% 2018[3]	20,000		19,514
General Electric Capital Corp., Series A, 5.74% 2026[3]	40,000		38,898
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[6]	5,000		5,019
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[6]	3,085		3,125
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[6]	300		308
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	11,863		11,971
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	5,382		5,510
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	12,621		12,716
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[6]	1,708		1,769
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	9,346		9,363
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[6]	9,045		8,593
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	15,562		16,299
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[6]	29,550		30,212
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	20,799		21,509
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,6]	28,487		29,840
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,4,6]	18,633		19,331
John Deere Capital Corp., Series D, 4.375% 2008	7,500		7,468
John Deere Capital Corp., Series D, 3.75% 2009	12,000		11,818
John Deere Capital Corp., Series D, 4.125% 2010	10,000		9,847
John Deere Capital Corp. 5.40% 2011	14,000		14,101
Hutchison Whampoa International Ltd. 6.50% 2013[2]	31,500		32,747
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[6]	5,847		5,659
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[6]	6,515		6,559
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[6]	3,000		3,042
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	13,650		14,415
Raytheon Co. 4.85% 2011	20,000		19,786
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	582		580
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	1,712		1,717
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[6]	15,190		15,190
CSX Corp. 5.75% 2013	15,450		15,522
Atlas Copco AB 5.60% 2017[2]	14,000		13,841
USG Corp. 6.30% 2016	10,000		9,091
Canadian National Railway Co. 6.375% 2037	7,500		7,616
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,6]	1,541		1,558
			476,406

ENERGY — 0.64%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610		41,211
Kinder Morgan Energy Partners LP 6.50% 2037	10,000		9,601
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,6]	6,507		6,445
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	22,000		21,040
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,6]	20,000		18,318
TransCanada PipeLines Ltd. 6.35% 2067[3]	44,785		43,058
Canadian Natural Resources Ltd. 5.70% 2017	44,000		43,030
Enterprise Products Operating LLC 6.30% 2017	13,000		13,042
Enterprise Products Operating LP 6.875% 2033	25,000		25,637
Gaz Capital SA 6.51% 2022[2]	27,495		27,286
Devon Financing Corp., ULC 6.875% 2011	10,000		10,580
Devon Financing Corp. ULC 7.875% 2031	13,000		15,398
Marathon Oil Corp. 6.00% 2017	6,000		6,020
Marathon Oil Corp. 6.60% 2037	14,800		15,182
Husky Energy Inc. 6.80% 2037	14,850		15,288
XTO Energy Inc. 6.25% 2017	14,500		14,748
Sunoco, Inc. 4.875% 2014	15,000		14,253
Enbridge Energy Partners, LP 8.05% 2067[3]	13,570		13,818
EOG Resources, Inc. 5.875% 2017	11,375		11,392
Polar Tankers, Inc. 5.951% 2037[2]	11,750		11,217
Enbridge Inc. 5.60% 2017	10,000		9,690
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,6]	7,028		6,937
			393,191

UTILITIES — 0.53%
Exelon Corp. 4.45% 2010	20,000		19,570
Exelon Generation Co., LLC 6.95% 2011	15,270		16,005
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	10,000		10,078
Exelon Generation Co., LLC 6.20% 2017	7,000		7,019
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000		17,377
MidAmerican Energy Holdings Co. 6.125% 2036	34,875		33,968
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-B, 5.459% 2009[3]	15,000		14,971
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000		15,314
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	15,350		15,329
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	14,000		13,903
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	9,500		9,297
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000		19,706
Alabama Power Co., Series FF, 5.20% 2016	24,000		23,285
Appalachian Power Co., Series G, 3.60% 2008	9,000		8,890
Appalachian Power Co., Series M, 5.55% 2011	7,800		7,790
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009	15,000		14,942
Scottish Power PLC 5.375% 2015	15,000		14,659
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000		14,657
PSEG Power LLC 3.75% 2009	14,700		14,390
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500		3,442
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000		10,004
SP PowerAssets Ltd. 3.80% 2008[2]	11,500		11,321
Kern River Funding Corp. 4.893% 2018[2,6]	5,609		5,577
Constellation Energy Group, Inc. 6.125% 2009	5,000		5,080
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,6]	4,702		4,668
			331,242

HEALTH CARE — 0.50%
Cardinal Health, Inc. 5.63% 2009[2,3]	23,000		23,036
Cardinal Health, Inc. 4.00% 2015	50,000		44,144
Cardinal Health, Inc. 6.05% 2016[2]	27,500		27,119
Cardinal Health, Inc. 5.85% 2017	3,575		3,533
AstraZeneca PLC 5.40% 2012	46,000		46,412
AstraZeneca PLC 5.90% 2017	25,000		25,424
Hospira, Inc. 5.678% 2010[3]	10,000		9,921
Hospira, Inc. 5.55% 2012	14,120		14,117
Hospira, Inc. 6.05% 2017	8,500		8,377
UnitedHealth Group Inc. 6.00% 2017[2]	30,000		30,030
Amgen Inc. 4.00% 2009	21,000		20,538
Schering-Plough Corp. 6.55% 2037	19,750		20,214
Coventry Health Care, Inc. 6.30% 2014	16,500		16,515
Humana Inc. 6.45% 2016	14,200		14,429
Aetna Inc. 5.75% 2011	5,500		5,591
			309,400

MATERIALS — 0.17%
C8 Capital (SPV) Ltd. 6.64% (undated)[2,3]	33,900		33,064
C10 Capital (SPV) Ltd. 6.722% (undated)[2,3]	22,630		21,774
Stora Enso Oyj 7.25% 2036[2]	24,000		24,251
Alcoa Inc. 5.55% 2017	10,000		9,678
SCA Coordination Center NV 4.50% 2015[2]	6,750		6,145
Rohm and Haas Co. 6.00% 2017	6,000		6,029
International Paper Co. 5.85% 2012	4,240		4,299
			105,240

INFORMATION TECHNOLOGY — 0.17%
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	46,500		46,972
Electronic Data Systems Corp. 7.45% 2029	16,594		16,837
Cisco Systems, Inc. 5.25% 2011	29,500		29,797
Western Union Co. 5.93% 2016	10,000		9,880
			103,486

CONSUMER STAPLES — 0.06%
Tyson Foods, Inc. 6.85% 2016[3]	16,795		17,392
Kroger Co. 6.40% 2017	15,150		15,476
CVS Corp. 6.036% 2028[2,6]	7,707		7,508
			40,376

MUNICIPALS — 0.05%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	18,528		17,927
State of New York, Sales Tax Asset Receivable Corp., Taxable Revenue Bonds, Series 2005-B, FGIC insured, 4.06% 2010	5,000		4,910
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	3,508		3,517
			26,354

Total bonds & notes (cost: $17,139,574,000)			17,046,346

Short-term securities — 7.32%

Federal Home Loan Bank 4.565%–5.132% due 10/3/2007–3/18/2008	661,800		656,333
Procter & Gamble International Funding S.C.A. 4.73%–5.23% due 10/3–12/4/2007[2]	332,600		331,260
Procter & Gamble Co. 4.75%–5.00% due 12/14/2007[2]	113,100		111,878
Bank of America Corp. 5.23%–5.45% due 10/3–12/11/2007	289,700		288,562
Ranger Funding Co. LLC 6.00% due 10/15/2007[2]	25,000		24,937
CAFCO, LLC 5.245%–6.05% due 10/4–11/19/2007[2]	178,500		177,492
Ciesco LLC 5.245% due 10/4/2007[2]	50,000		49,972
Citigroup Funding Inc. 5.27% due 10/5/2007	38,800		38,773
Coca-Cola Co. 4.72%–5.24% due 10/5–11/15/2007[2]	229,300		228,299
Variable Funding Capital Corp. 5.245%–6.00% due 10/2–11/20/2007[2]	221,700		220,999
Freddie Mac 4.71%–5.135% due 11/5–12/17/2007	215,800		214,089
AIG Funding, Inc. 5.25%–5.28% due 10/16–10/22/2007	100,000		99,719
International Lease Finance Corp. 5.205%–5.25% due 10/12–10/19/2007	98,000		97,780
JPMorgan Chase & Co. 4.95%–5.215% due 10/9/2007–3/24/2008	150,000		147,446
Jupiter Securitization Co., LLC 6.00% due 10/1/2007[2]	50,000		49,992
Wal-Mart Stores Inc. 4.96%–5.19% due 10/2–12/18/2007[2,8]	184,200		183,039
Union Bank of California, N.A. 5.30% due 10/1/2007	100,000		100,000
UnionBanCal Commercial Funding Corp. 5.22% due 10/9/2007	75,000		74,899
Clipper Receivables Co., LLC 5.24%–5.245% due 10/3–10/22/2007[2]	174,000		173,504
IBM Corp. 5.11% due 11/29/2007[2]	100,000		99,131
IBM International Group Capital LLC 5.20% due 10/16/2007[2]	50,000		49,884
General Electric Capital Corp. 5.24% due 12/12/2007	100,000		98,949
General Electric Co. 5.26% due 11/19/2007	38,000		37,705
AT&T Inc. 4.75%–5.22% due 10/17–10/31/2007[2,8]	131,000		130,545
Johnson & Johnson 4.95%–5.20% due 10/19–10/30/2007[2]	102,600		102,251
Honeywell International Inc. 5.23%–5.25% due 10/22–11/14/2007[2]	97,300		96,803
Abbott Laboratories 5.22% due 10/10/2007[2]	95,000		94,862
Fannie Mae 5.14% due 10/3/2007	84,700		84,664
E.I. duPont de Nemours and Co. 4.95%–5.00% due 10/15–10/17/2007[2]	82,075		81,898
Hewlett-Packard Co. 4.75%–5.07% due 11/20–12/14/2007[2]	80,500		79,802
FCAR Owner Trust I 6.25% due 11/13/2007	76,500		75,927
Private Export Funding Corp. 4.75%–5.20% due 11/28/2007–1/28/2008[2]	67,800		67,001
Three Pillars Funding, LLC 5.26%–5.30% due 10/1–10/16/2007[2,8]	54,718		54,599
Paccar Financial Corp. 4.99%–5.21% due 10/17–12/18/2007[8]	43,300		43,012
Target Corp. 4.77% due 10/29/2007	31,100		30,980
Caterpillar Financial Services Corp. 5.22% due 10/2/2007	25,000		24,993

Total short-term securities (cost: $4,521,522,000)			4,521,979

Total investment securities (cost: $51,603,623,000)			61,646,153
Other assets less liabilities			90,271

Net assets			$61,736,424

*Amount less than one thousand.

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,791,195,000, which represented 7.76% of the net assets of the fund.

[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,513,672,000.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (first acquired on 1/11/2007 with a cost of $23,500,000) may be subject to legal or contractual restrictions on resale.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Index-linked bond whose principal amount moves with a government retail price index.
[8]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,712,231
Gross unrealized depreciation on investment securities	(673,905)
Net unrealized appreciation on investment securities	10,038,326
Cost of investment securities for federal income tax purposes	51,607,827

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-911-1107O-S10910

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: November 27, 2007

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: November 27, 2007